CONCENTRATIONS OF CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
CONCENTRATIONS OF CREDIT RISK
(5)	CONCENTRATIONS OF CREDIT RISK

The Company accepts deposits and grants loans to customers throughout the United States. The economic conditions of the market area may have an impact on the debtors’ ability to repay their loans.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

The Company has a concentration of credit risk with its correspondent financial institution in the form of an excess balance account at the Federal Reserve and fed funds sold. The Company evaluates the stability of the financial institutions it does business with in evaluating credit risk. The Company’s exposure to credit loss in the event of nonperformance by the other parties to the financial instruments noted above is represented by the contractual or notional amount of the account, less the amount covered by FDIC insurance. The Company had the following concentrations of invested cash as of the date indicated:

March 31,
2026
Excess balance account	$8,689
Fed funds investor 1	902
Fed funds investor 2	2,050
Fed funds investor 3	984
Fed funds investor 4	820
Fed funds investor 5	2,050
Fed funds investor 6	159
$15,654

(5)	CONCENTRATIONS OF CREDIT RISK

The Company accepts deposits and grants loans to customers throughout the United States. The economic conditions of the market area may have an impact on the debtors’ ability to repay their loans. The following table summarizes the concentrations of loans by state as of December 31, 2025:

December 31,
2025

Oklahoma	23%
Colorado	12%
Florida	9%
Iowa	8%
Minnesota	8%
All other	41%

Total	100%

As of December 31, 2025 and 2024, the Company had a concentration of credit risk with its correspondent financial institution in the form of deposits in excess of FDIC-insured amounts. The Company evaluates the stability of the financial institutions it does business with in evaluating credit risk. The Company’s exposure to credit loss in the event of nonperformance by the other parties to the financial instruments noted above is represented by the contractual or notional amount of the account, less the amount covered by FDIC insurance.

The Company also has federal funds sold and excess balance accounts that are not considered deposits and as such are not covered by FDIC insurance. At December 31, 2025, federal funds sold of $18.1 million were held at 5 banks throughout the United States with balances ranging between $1.7 million and $5.2 million. At December 31, 2025, the excess balance account of $23.2 million was maintained at the Federal Reserve Bank.